Inventories net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Inventories net
Raw materials	$ 173,097	$ 331,311
Packaging materials	26,278	70,052
Finished goods	1,356,677	5,102,711
Inventory	1,556,052	5,504,074
Less: Allowance for inventory reserve	0	(13,197)
Total	$ 1,556,052	$ 5,490,877